As filed with the Securities and Exchange Commission on October 6, 2016

File Nos. 333-186504 and 811-22801

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No.	7 [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No.	9 [X]

Franklin ETF Trust
(Exact Name of Registrant as Specified in Charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, Including Area Code (954)527-7500

CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
(Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

[X]	immediately upon filing pursuant to paragraph (b)
[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1) of Rule 485
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURE

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 5th day of October, 2016.

FRANKLIN ETF TRUST
(Registrant)

By:	/s/Karen L. Skidmore
Karen L. Skidmore
Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

Christopher J. Molumphy*
Christopher J. Molumphy	President and Chief Executive Officer – Investment Management	October 5, 2016

Laura F. Fergerson*
Laura F. Fergerson	Chief Executive Officer – Finance and Administration	October 5, 2016

Gaston Gardey*
Gaston Gardey	Chief Financial Officer and Chief Accounting Officer	October 5, 2016

Harris J. Ashton*
Harris J. Ashton	Trustee	October 5, 2016

Mary C. Choksi*
Mary C. Choksi	Trustee	October 5, 2016

Edith E. Holiday*
Edith E. Holiday	Trustee	October 5, 2016

Gregory E. Johnson*
Gregory E. Johnson	Trustee	October 5, 2016

Rupert H. Johnson, Jr.*
Rupert H. Johnson, Jr.	Trustee	October 5, 2016

J. Michael Luttig*
J. Michael Luttig	Trustee	October 5, 2016

Frank A. Olson*
Frank A. Olson	Trustee	October 5, 2016

Larry D. Thompson*
Larry D. Thompson	Trustee	October 5, 2016

John B. Wilson*
John B. Wilson	Trustee	October 5, 2016

* By: /s/Karen L. Skidmore

Karen L. Skidmore

Attorney-in-Fact

(Pursuant to Power of Attorney previously filed)

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase